PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:-    PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2015	2014

Cost:
Computers and related equipment	$649	$371
Office furniture and equipment	499	482
Leasehold improvements	424	419

	1,572	1,272
Accumulated depreciation:
Computers and related equipment	373	280
Office furniture and equipment	408	393
Leasehold improvements	407	399

	1,188	1,072

	$384	$200

Depreciation expenses for the year ended December 31, 2015, 2014 and 2013 amounted to $123, $87 and $108, respectively.